John Hancock
ESG Large Cap Core Fund
Quarterly portfolio holdings 1/31/2021

Fund’s investments
As of 1-31-21 (unaudited)
	Shares	Value
Common stocks 98.7%		$89,896,098
(Cost $66,046,033)
Communication services 7.3%		6,628,075
Diversified telecommunication services 1.4%
Verizon Communications, Inc.	22,365	1,224,484
Interactive media and services 4.9%
Alphabet, Inc., Class A (A)	2,454	4,484,341
Media 1.0%
The New York Times Company, Class A	18,537	919,250
Consumer discretionary 12.2%		11,123,449
Auto components 1.1%
Aptiv PLC	7,235	966,596
Hotels, restaurants and leisure 1.5%
Starbucks Corp.	14,490	1,402,777
Multiline retail 2.2%
Target Corp.	11,332	2,053,018
Specialty retail 4.6%
The Home Depot, Inc.	5,336	1,445,096
The TJX Companies, Inc.	27,958	1,790,430
Tractor Supply Company	6,488	919,609
Textiles, apparel and luxury goods 2.8%
NIKE, Inc., Class B	11,800	1,576,362
VF Corp.	12,613	969,561
Consumer staples 6.4%		5,861,038
Food and staples retailing 2.8%
Costco Wholesale Corp.	3,734	1,315,974
Sysco Corp.	17,713	1,266,657
Food products 0.9%
McCormick & Company, Inc.	9,219	825,469
Household products 1.3%
The Procter & Gamble Company	8,984	1,151,839
Personal products 1.4%
Unilever PLC, ADR	22,302	1,301,099
Financials 9.3%		8,477,386
Banks 6.8%
Bank of America Corp.	59,775	1,772,329
First Republic Bank	6,829	990,137
KeyCorp	81,778	1,378,777
SVB Financial Group (A)	2,518	1,102,330
The PNC Financial Services Group, Inc.	6,892	989,140
Insurance 2.5%
Aflac, Inc.	19,035	860,001
The Travelers Companies, Inc.	10,159	1,384,672
Health care 14.3%		12,999,703
Health care equipment and supplies 4.2%
Baxter International, Inc.	18,950	1,455,929
Becton Dickinson and Company	2,539	664,685
Medtronic PLC	7,661	852,899
Stryker Corp.	3,713	820,610
2	JOHN HANCOCK ESG LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Health care (continued)
Health care providers and services 3.6%
Anthem, Inc.	5,570	$1,654,179
CVS Health Corp.	13,146	941,911
Quest Diagnostics, Inc.	5,420	699,993
Life sciences tools and services 3.5%
Illumina, Inc. (A)	2,176	927,933
IQVIA Holdings, Inc. (A)	7,470	1,328,166
Thermo Fisher Scientific, Inc.	1,899	967,920
Pharmaceuticals 3.0%
AstraZeneca PLC, ADR	21,640	1,094,984
Merck & Company, Inc.	20,637	1,590,494
Industrials 11.3%		10,329,260
Air freight and logistics 1.4%
United Parcel Service, Inc., Class B	8,259	1,280,145
Building products 2.1%
Trane Technologies PLC	13,509	1,936,515
Commercial services and supplies 0.8%
Waste Management, Inc.	6,892	767,217
Electrical equipment 2.9%
Eaton Corp. PLC	12,143	1,429,231
Rockwell Automation, Inc.	4,716	1,172,067
Machinery 3.1%
Deere & Company	5,890	1,701,032
Xylem, Inc.	11,779	1,137,734
Road and rail 1.0%
JB Hunt Transport Services, Inc.	6,723	905,319
Information technology 30.6%		27,840,979
IT services 4.7%
Mastercard, Inc., Class A	7,534	2,382,929
PayPal Holdings, Inc. (A)	8,174	1,915,250
Semiconductors and semiconductor equipment 6.3%
ASML Holding NV, NYRS	3,309	1,767,535
First Solar, Inc. (A)	7,640	757,506
NVIDIA Corp.	1,942	1,009,044
NXP Semiconductors NV	5,122	821,927
Texas Instruments, Inc.	8,174	1,354,350
Software 12.7%
Adobe, Inc. (A)	4,418	2,026,846
Autodesk, Inc. (A)	6,168	1,711,188
Microsoft Corp.	23,689	5,494,900
Palo Alto Networks, Inc. (A)	4,118	1,444,389
salesforce.com, Inc. (A)	3,905	880,812
Technology hardware, storage and peripherals 6.9%
Apple, Inc.	47,547	6,274,303
Materials 2.1%		1,877,767
Chemicals 2.1%
Ecolab, Inc.	4,972	1,016,824
International Flavors & Fragrances, Inc.	7,661	860,943
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	3

	Shares	Value
Real estate 3.5%		$3,240,574
Equity real estate investment trusts 2.9%
American Tower Corp.	5,911	1,343,925
AvalonBay Communities, Inc.	2,839	464,659
Prologis, Inc.	8,302	856,766
Real estate management and development 0.6%
CBRE Group, Inc., Class A (A)	9,433	575,224
Utilities 1.7%		1,517,867
Electric utilities 0.6%
Avangrid, Inc.	12,122	560,885
Water utilities 1.1%
American Water Works Company, Inc.	6,018	956,982

	Yield (%)	Shares	Value
Short-term investments 1.2%			$1,048,522
(Cost $1,048,522)
Short-term funds 1.2%			1,048,522
Federated Government Obligations Fund, Institutional Class	0.0100(B)	1,048,522	1,048,522

Total investments (Cost $67,094,555) 99.9%	$90,944,620
Other assets and liabilities, net 0.1%	122,049
Total net assets 100.0%	$91,066,669

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 1-31-21.
4	JOHN HANCOCK ESG LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of January 31, 2021, all investments are categorized as Level 1 under the hierarchy described above.
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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